Investments in associates	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Investments in associates
7.	Investments in associates
Investments in associates comprised of:

	Percent of shares held at		Investment carrying value at
Investee	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
TPTU (Mining segment)	40%	40%	219	208
TRMZ (Mining segment)	25%	25%	122	113

Total investments in associates			341	321

TPTU (Tomusinskiy Transportation Management Center) shares are owned by SKCC. The core business is provision of transportation services. TRMZ (Tomusinskiy Auto Repair Shop) shares are owned by SKCC. TRMZ provides repair services.
The following table shows movements in the investments in associates:

	TPTU (Mining segment)	TRMZ (Mining segment)	Total
December 31, 2017	184	99	283
Share of profit	5	5	10

December 31, 2018	189	104	293
Share of profit	19	9	28
December 31, 2019	208	113	321

Share of profit	11	9	20
December 31, 2020	219	122	341